Note 4 - Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2020	March 31, 2021
	$	$
		(Unaudited)

Office equipment	181	191
Laboratory equipment	121	120
Motor vehicles	24	24
Leasehold improvements	116	115

	442	450
Less: accumulated depreciation	(258)	(275)

Property and equipment, net	184	175